Intangible assets and goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Acquisition of subsidiaries in Russia
Average useful economic life of intangible assets	4 years	4 years
CGU Lightmap LLC
Acquisition of subsidiaries in Russia
Percentage of change in EV/EBITDA multiple	10.00%
Increase in recoverable amount due to change in EV/EBITDA multiple	$ 520
Decrease in recoverable amount due to change in EV/EBITDA multiple	$ (520)